Revenue Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues (note 3)	$ 320,353,000	$ 396,517,000	$ 1,004,914,000	$ 1,453,376,000
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	142,200,000		142,200,000
Lessor, Operating Lease, Payments to be Received, Two Years	309,900,000		309,900,000
Lessor, Operating Lease, Payments to be Received, Three Years	252,900,000		252,900,000
Lessor, Operating Lease, Payments to be Received, Four Years	197,400,000		197,400,000
Lessor, Operating Lease, Payment to be Received, Year One	$ 432,400,000		$ 432,400,000